SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Credit Loss [Abstract]
Accounts receivable	$ 12,185	$ 7,495
Less: allowance for credit loss
Accounts receivable, net	$ 12,185	$ 7,495